Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Securities Available for Sale (Tables) [Abstract]
Securities Available For Sale Major Categories

		Gross	Gross
		unrealized	unrealized	Fair
(in millions)	Cost	gains	losses	value

December 31, 2012

Securities of U.S. Treasury and federal agencies	$7,099	47	-	7,146
Securities of U.S. states and political subdivisions	37,120	2,000	(444)	38,676
Mortgage-backed securities:
Federal agencies	92,855	4,434	(4)	97,285
Residential	14,178	1,802	(49)	15,931
Commercial	18,438	1,798	(268)	19,968
Total mortgage-backed securities	125,471	8,034	(321)	133,184
Corporate debt securities	20,120	1,282	(69)	21,333
Collateralized debt obligations (1)	12,726	557	(95)	13,188
Other (2)	18,410	553	(76)	18,887
Total debt securities	220,946	12,473	(1,005)	232,414
Marketable equity securities:
Perpetual preferred securities	1,935	281	(40)	2,176
Other marketable equity securities	402	216	(9)	609
Total marketable equity securities	2,337	497	(49)	2,785
Total (3)	$223,283	12,970	(1,054)	235,199

December 31, 2011

Securities of U.S. Treasury and federal agencies	$6,920	59	(11)	6,968
Securities of U.S. states and political subdivisions	32,307	1,169	(883)	32,593
Mortgage-backed securities:
Federal agencies	92,279	4,485	(10)	96,754
Residential	16,997	1,253	(414)	17,836
Commercial	17,829	1,249	(928)	18,150
Total mortgage-backed securities	127,105	6,987	(1,352)	132,740
Corporate debt securities	17,921	769	(286)	18,404
Collateralized debt obligations (1)	8,650	298	(349)	8,599
Other (2)	19,739	378	(225)	19,892
Total debt securities	212,642	9,660	(3,106)	219,196
Marketable equity securities:
Perpetual preferred securities	2,396	185	(54)	2,527
Other marketable equity securities	533	366	(9)	890
Total marketable equity securities	2,929	551	(63)	3,417
Total (3)	$215,571	10,211	(3,169)	222,613

  Includes collateralized loan obligations with a cost basis and fair value of $12.2 billion and $12.5 billion, respectively, at December 31, 2012, and $8.1 billion for both cost basis and fair value, at December 31, 2011.
  Included in the “Other” category are asset-backed securities collateralized by auto leases or loans and cash reserves with a cost basis and fair value of $5.9 billion each at December 31, 2012, and $6.7 billion each at December 31, 2011. Also included in the "Other" category are asset-backed securities collateralized by home equity loans with a cost basis and fair value of $695 million and $918 million, respectively, at December 31, 2012, and $846 million and $932 million, respectively, at December 31, 2011. The remaining balances primarily include asset-backed securities collateralized by credit cards and student loans.
  At December 31, 2012 and 2011, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies) with a book value that exceeded 10% of stockholders' equity.

Securities Available For Sale Gross Unrealized Losses Over And Under 12 Months

	Less than 12 months		12 months or more		Total
	Gross		Gross		Gross
	unrealized	Fair	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value	losses	value

December 31, 2012

Securities of U.S. Treasury and federal agencies	$-	-	-	-	-	-
Securities of U.S. states and political subdivisions	(55)	2,709	(389)	4,662	(444)	7,371
Mortgage-backed securities:
Federal agencies	(4)	2,247	-	-	(4)	2,247
Residential	(4)	261	(45)	1,564	(49)	1,825
Commercial	(6)	491	(262)	2,564	(268)	3,055
Total mortgage-backed securities	(14)	2,999	(307)	4,128	(321)	7,127
Corporate debt securities	(14)	1,217	(55)	305	(69)	1,522
Collateralized debt obligations	(2)	1,485	(93)	798	(95)	2,283
Other	(11)	2,153	(65)	1,010	(76)	3,163
Total debt securities	(96)	10,563	(909)	10,903	(1,005)	21,466
Marketable equity securities:
Perpetual preferred securities	(3)	116	(37)	538	(40)	654
Other marketable equity securities	(9)	48	-	-	(9)	48
Total marketable equity securities	(12)	164	(37)	538	(49)	702
Total	$(108)	10,727	(946)	11,441	(1,054)	22,168

December 31, 2011

Securities of U.S. Treasury and federal agencies	$(11)	5,473	-	-	(11)	5,473
Securities of U.S. states and political subdivisions	(229)	8,501	(654)	4,348	(883)	12,849
Mortgage-backed securities:
Federal agencies	(7)	2,392	(3)	627	(10)	3,019
Residential	(80)	3,780	(334)	3,440	(414)	7,220
Commercial	(157)	3,183	(771)	3,964	(928)	7,147
Total mortgage-backed securities	(244)	9,355	(1,108)	8,031	(1,352)	17,386
Corporate debt securities	(205)	8,107	(81)	167	(286)	8,274
Collateralized debt obligations	(150)	4,268	(199)	613	(349)	4,881
Other	(55)	3,002	(170)	841	(225)	3,843
Total debt securities	(894)	38,706	(2,212)	14,000	(3,106)	52,706
Marketable equity securities:
Perpetual preferred securities	(13)	316	(41)	530	(54)	846
Other marketable equity securities	(9)	61	-	-	(9)	61
Total marketable equity securities	(22)	377	(41)	530	(63)	907
Total	$(916)	39,083	(2,253)	14,530	(3,169)	53,613

Securities Available For Sale Gross Unrealized Losses By Investment Grade

	Investment grade		Non-investment grade
	Gross		Gross
	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value

December 31, 2012

Securities of U.S. Treasury and federal agencies	$-	-	-	-
Securities of U.S. states and political subdivisions	(378)	6,839	(66)	532
Mortgage-backed securities:
Federal agencies	(4)	2,247	-	-
Residential	(3)	78	(46)	1,747
Commercial	(31)	2,110	(237)	945
Total mortgage-backed securities	(38)	4,435	(283)	2,692
Corporate debt securities	(19)	1,112	(50)	410
Collateralized debt obligations	(49)	2,065	(46)	218
Other	(49)	3,034	(27)	129
Total debt securities	(533)	17,485	(472)	3,981
Perpetual preferred securities	(40)	654	-	-
Total	$(573)	18,139	(472)	3,981

December 31, 2011

Securities of U.S. Treasury and federal agencies	$(11)	5,473	-	-
Securities of U.S. states and political subdivisions	(781)	12,093	(102)	756
Mortgage-backed securities:
Federal agencies	(10)	3,019	-	-
Residential	(39)	2,503	(375)	4,717
Commercial	(429)	6,273	(499)	874
Total mortgage-backed securities	(478)	11,795	(874)	5,591
Corporate debt securities	(165)	7,156	(121)	1,118
Collateralized debt obligations	(185)	4,597	(164)	284
Other	(186)	3,458	(39)	385
Total debt securities	(1,806)	44,572	(1,300)	8,134
Perpetual preferred securities	(53)	833	(1)	13
Total	$(1,859)	45,405	(1,301)	8,147

Debt Securities Available For Sale Contractual Maturities

			Remaining contractual maturity
		Weighted-			After one year		After five years
	Total	average	Within one year		through five years		through ten years		After ten years
(in millions)	amount	yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield

December 31, 2012

Securities of U.S. Treasury
and federal agencies	$7,146	1.59%	$376	0.43%	$661	1.24%	$6,109	1.70%	$-	-%
Securities of U.S. states and
political subdivisions	38,676	5.29	1,861	2.61	11,620	2.18	3,380	5.51	21,815	7.15
Mortgage-backed securities:
Federal agencies	97,285	3.82	1	5.40	106	4.87	1,144	3.41	96,034	3.83
Residential	15,931	4.38	-	-	-	-	569	2.06	15,362	4.47
Commercial	19,968	5.33	-	-	78	3.69	101	2.84	19,789	5.35
Total mortgage-backed
securities	133,184	4.12	1	5.40	184	4.37	1,814	2.95	131,185	4.13
Corporate debt securities	21,333	4.26	1,037	4.29	12,792	3.19	6,099	6.14	1,405	5.88
Collateralized debt
obligations	13,188	1.35	44	0.96	1,246	0.71	7,376	1.01	4,522	2.08
Other	18,887	1.85	1,715	1.14	9,589	1.75	3,274	2.11	4,309	2.14
Total debt securities
at fair value	$232,414	3.91%	$5,034	2.28%	$36,092	2.37%	$28,052	3.07%	$163,236	4.44%

December 31, 2011

Securities of U.S. Treasury
and federal agencies	$6,968	0.91%	$57	0.48%	$6,659	0.84%	$194	2.73%	$58	3.81%
Securities of U.S. states and
political subdivisions	32,593	4.94	520	3.02	11,679	2.90	2,692	5.31	17,702	6.28
Mortgage-backed securities:
Federal agencies	96,754	4.39	1	6.47	442	4.02	1,399	3.07	94,912	4.42
Residential	17,836	4.51	-	-	-	-	640	1.88	17,196	4.61
Commercial	18,150	5.40	-	-	-	-	87	3.33	18,063	5.41
Total mortgage-backed
securities	132,740	4.55	1	6.47	442	4.02	2,126	2.72	130,171	4.58
Corporate debt securities	18,404	4.64	815	5.57	11,022	3.40	4,691	6.67	1,876	6.38
Collateralized debt obligations	8,599	1.10	-	-	540	1.61	6,813	1.00	1,246	1.42
Other	19,892	1.89	506	2.29	12,963	1.75	3,149	2.04	3,274	2.29
Total debt securities
at fair value	$219,196	4.12%	$1,899	3.85%	$43,305	2.36%	$19,665	3.31%	$154,327	4.72%

Securities Available For Sale Realized Gains And Losses

	Year ended December 31,
(in millions)	2012	2011	2010
Gross realized gains	$600	1,305	645
Gross realized losses	(73)	(70)	(32)
OTTI write-downs	(256)	(541)	(692)
Net realized gains (losses) from
securities available for sale	271	694	(79)
Net realized gains from private
equity investments	1,086	842	534
Net realized gains from debt
securities and equity investments	$1,357	1,536	455

Securities Available For Sale And Nonmarketable Equity Securities Other Than Temporary Impairment

	Year ended December 31,
(in millions)	2012	2011	2010
OTTI write-downs included in earnings
Debt securities:
U.S. states and political subdivisions	$16	2	16
Mortgage-backed securities:
Federal agencies (1)	-	-	267
Residential	84	252	175
Commercial	86	101	120
Corporate debt securities	11	3	10
Collateralized debt obligations	1	1	15
Other debt securities	42	64	69
Total debt securities	240	423	672
Equity securities:
Marketable equity securities:
Perpetual preferred securities	12	96	15
Other marketable equity securities	4	22	5
Total marketable equity securities	16	118	20
Total securities available for sale	256	541	692
Nonmarketable equity investments	160	170	248
Total OTTI write-downs included in earnings	$416	711	940

  For the year ended December 31, 2010, amount represents OTTI recognized on federal agency MBS because we had the intent to sell, of which $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.

Debt Securities Available For Sale Other Than Temporary Impairment

	Year ended December 31,
(in millions)	2012	2011	2010
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$237	422	400
Intent-to-sell OTTI (1)	3	1	272
Total recorded as part of gross realized losses	240	423	672
Changes to OCI for increase (decrease) in non-credit-related OTTI (2):
U.S. states and political subdivisions	1	(1)	(4)
Residential mortgage-backed securities	(178)	(171)	(326)
Commercial mortgage-backed securities	(88)	105	138
Corporate debt securities	1	2	(1)
Collateralized debt obligations	(1)	4	54
Other debt securities	28	(13)	(33)
Total changes to OCI for non-credit-related OTTI	(237)	(74)	(172)
Total OTTI losses recorded on debt securities	$3	349	500

  For the year ended December 31, 2010, amount includes $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.
  Represents amounts recorded to OCI on debt securities in periods where credit-related OTTI write-downs have occurred. Increases represent initial or subsequent non-credit-related OTTI on debt securities. Decreases represent partial to full reversal of impairment due to recoveries in the fair value of securities due to factors other than credit.

Credit Loss Component Of Credit-Impaired Debt Securities

	Year ended December 31,
(in millions)	2012	2011	2010
Credit loss component, beginning of year	$1,272	1,043	1,187
Additions:
Initial credit impairments	55	87	122
Subsequent credit impairments	182	335	278
Total additions	237	422	400
Reductions:
For securities sold	(194)	(160)	(263)
For securities derecognized due to changes in consolidation status of variable interest entities	-	(2)	(242)
Due to change in intent to sell or requirement to sell	-	-	(2)
For recoveries of previous credit impairments (1)	(26)	(31)	(37)
Total reductions	(220)	(193)	(544)
Credit loss component, end of year	$1,289	1,272	1,043

  Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.

Credit Loss Component Of Residential Mortgage Backed Securities Inputs To Measure

	Year ended December 31,
($ in millions)	2012	2011	2010
Credit impairment losses on residential MBS
Investment grade	$-	5	5
Non-investment grade	84	247	170
Total credit impairment losses on residential MBS	$84	252	175

Significant inputs (non-agency – non-investment grade MBS)
Expected remaining life of loan loss rate (1):
Range (2)	1-44%	0-48	1-43
Credit impairment loss rate distribution (3):
0 - 10% range	77	42	52
10 - 20% range	11	18	29
20 - 30% range	4	28	17
Greater than 30%	8	12	2
Weighted average loss rate (4)	8	12	9
Current subordination levels (5):
Range (2)	0-57	0-25	0-25
Weighted average (4)	2	4	7
Prepayment speed (annual CPR (6)):
Range (2)	5-29	3-19	2-27
Weighted average (4)	15	11	14

  Represents future expected credit losses on each pool of loans underlying respective securities expressed as a percentage of the total current outstanding loan balance of the pool for each respective security.
  Represents the range of inputs/assumptions based upon the individual securities within each category.
  Represents distribution of credit impairment losses recognized in earnings categorized based on range of expected remaining life of loan losses. For example 77% of credit impairment losses recognized in earnings for the year ended December 31, 2012, had expected remaining life of loan loss assumptions of 0 to 10%.
  Calculated by weighting the relevant input/assumption for each individual security by current outstanding amortized cost basis of the security.
  Represents current level of credit protection provided by tranches subordinate to our security holdings (subordination), expressed as a percentage of total current underlying loan balance.
  Constant prepayment rate.